Taxation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2020 CNY (¥)
Taxation
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Retained earnings	$ (330,372)	¥ (1,860,640)		$ (330,372)		¥ (2,155,679)
High and new technology enterprises
Taxation
Preferential tax rate (as a percent)	15.00%
High and new technology enterprises | Beijing Hongdian Fund Distributor Co., Ltd.
Taxation
Preferential tax rate (as a percent)					15.00%
Cayman Islands
Taxation
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%
Hong Kong
Taxation
Enterprise income tax rate (as a percent)	16.50%
Hong Kong | Minimum
Taxation
Enterprise income tax rate (as a percent)	16.50%
Hong Kong | Maximum
Taxation
Enterprise income tax rate (as a percent)	15.00%
Hong Kong | Profit Below 2 Million HK Dollar
Taxation
Enterprise income tax rate (as a percent)	8.25%
Hong Kong | Profit Above 2 Million HK Dollar
Taxation
Enterprise income tax rate (as a percent)	16.50%
PRC
Taxation
Enterprise income tax rate (as a percent)	25.00%
PRC | Beijing Hongdian Fund Distributor Co., Ltd.
Taxation
Enterprise income tax rate (as a percent)	25.00%	25.00%
PRC | High and new technology enterprises | Sky City WFOE
Taxation
Preferential tax rate (as a percent)				15.00%
PRC | High and new technology enterprises | Pintec Beijing WFOE
Taxation
Preferential tax rate (as a percent)				15.00%
PRC | FIE
Taxation
Withholding income tax rate on dividends Distributed (as a percent)	10.00%
Maximum withholding income tax rate on dividends paid (as a percent)	5.00%
Retained earnings						¥ 0